CUSTOM INNOVATION CONSULTING - RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Costs in excess of billings and billings in excess of costs
The Costs and Estimated Earnings on Uncompleted Contracts is summarized as follows:

December 31,
2015

Costs incurred on uncompleted contracts	$388
Estimated earnings	51
Revenue recognized	439
Less billings to date	(1,500)
Billings in excess of cost	$1,061